UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-08649

                                                     EII Realty Securities Trust

(Exact name of registrant as specified in charter)

640 Fifth Avenue, 8th Floor

                                                 New York, NY 10019

(Address of principal executive offices) (Zip code)

Richard J. Adler

640 Fifth Avenue, 8th Floor

                                         New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code:     212-735-9500

Date of fiscal year end:   June 30

Date of reporting period:   September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

E.I.I. REALTY SECURITIES TRUST

E.I.I. Realty Securities Fund

Schedule of Investments

September 30, 2014

(unaudited)

	Shares	Value

COMMON STOCKS – 2.39%

Hotels & Lodging — 2.39%
Starwood Hotels & Resorts Worldwide, Inc.	5,000	$416,050

Total Hotels & Lodging (Cost $344,933)		416,050

Total Common Stocks (Cost $344,933)		416,050

REAL ESTATE INVESTMENT TRUSTS (REITS) – 94.56%

Apartments — 17.03%
American Campus Communities, Inc.	18,700	681,615
American Homes 4 Rent, Class A	20,500	346,245
Equity Residential	12,300	757,434
Essex Property Trust, Inc.	3,600	643,500
Mid-America Apartment Communities, Inc.	8,100	531,765

Total Apartments (Cost $2,453,567)		2,960,559

Diversified — 4.31%
Vornado Realty Trust	7,500	749,700

Total Diversified (Cost $619,141)		749,700

Healthcare — 11.46%
Health Care REIT, Inc.	4,300	268,191
Healthcare Realty Trust, Inc.	20,500	485,440
National Health Investors, Inc.	4,500	257,130
Ventas, Inc.	15,850	981,908

Total Healthcare (Cost $1,767,543)		1,992,669

Hotels & Lodging — 2.59%
LaSalle Hotel Properties	8,100	277,344
Sunstone Hotel Investors, Inc.	12,500	172,750

Total Hotels & Lodging (Cost $405,695)		450,094

Industrials — 6.49%
EastGroup Properties, Inc.	4,300	260,537
Prologis, Inc.	23,039	868,570

Total Industrials (Cost $937,442)		1,129,107

Mixed — 3.86%
Liberty Property Trust	20,191	671,553

Total Mixed (Cost $703,075)		671,553

Mortgage Banking — 4.50%
Apollo Commercial Real Estate Finance, Inc.	13,000	204,230
Colony Financial, Inc.	25,800	577,404

Total Mortgage Banking (Cost $737,618)		781,634

See Accompanying Notes to Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. Realty Securities Fund

Schedule of Investments (continued)

September 30, 2014

(unaudited)

	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) (Continued)

Office Property — 14.29%
Alexandria Real Estate Equities, Inc.	7,800	$575,250
Boston Properties, Inc.	9,000	1,041,840
Hudson Pacific Properties, Inc.	18,100	446,346
Kilroy Realty Corp.	4,100	243,704
Parkway Properties, Inc.	9,400	176,532

Total Office Property (Cost $1,801,921)		2,483,672

Regional Malls — 14.68%
General Growth Properties, Inc.	20,200	475,710
Pennsylvania Real Estate Investment Trust	3,300	65,802
Simon Property Group, Inc.	10,100	1,660,642
Taubman Centers, Inc.	4,800	350,400

Total Regional Malls (Cost $1,298,118)		2,552,554

Self Storage — 2.13%
Extra Space Storage, Inc.	7,200	371,304

Total Self Storage (Cost $295,052)		371,304

Shopping Centers — 9.88%
Acadia Realty Trust	11,300	311,654
Equity One, Inc.	22,045	476,833
Kimco Realty Corp.	16,000	350,560
Kite Realty Group Trust	6,621	160,493
Ramco-Gershenson Properties Trust	20,600	334,750
Retail Opportunity Investments Corp.	5,700	83,790

Total Shopping Centers (Cost $1,718,373)		1,718,080

Single Tenant — 0.98%
Spirit Realty Capital, Inc.	15,500	170,035

Total Single Tenant (Cost $161,892)		170,035

Timber — 2.36%
Plum Creek Timber Co., Inc.	10,500	409,605

Total Timber (Cost $457,943)		409,605

Total Real Estate Investment Trusts (REITS) (Cost $13,357,380)		16,440,566

SHORT TERM INVESTMENT (UNITED STATES) – 2.80%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class	486,099	486,099

Total Short Term Investment (United States) (Cost $486,099)		486,099

Total Investments — 99.75% (Cost $14,188,412)		17,342,715
Other Assets In Excess Of Liabilities — 0.25%		43,029

Net Assets — 100.00%		$17,385,744

See Accompanying Notes to Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. International Property Fund

Schedule of Investments

September 30, 2014

(unaudited)

	Shares	Value

COMMON STOCKS – 61.89%

Germany — 2.67%
Deutsche Annington Immobilien SE	81,600	$2,368,444
DIC Asset AG	236,422	1,994,744

Total Germany (Cost $10,353,993)		4,363,188

Hong Kong — 19.34%
China Overseas Land & Investment, Ltd.	1,800,056	4,631,785
China Resources Land, Ltd.	169,600	349,472
Guangzhou R&F Properties Co., Ltd., H Shares	1,587,800	1,605,212
Hang Lung Properties, Ltd.	1,445,300	4,113,554
Hysan Development Co., Ltd.	1,099,418	5,083,048
Kerry Properties, Ltd.	1,223,725	4,113,308
Lifestyle International Holdings, Ltd.	2,388,700	4,491,397
Lifestyle Properties Development, Ltd.*	482,640	83,912
Shangri-La Asia, Ltd.	1,691,492	2,509,512
Sun Hung Kai Properties, Ltd.	330,611	4,687,827

Total Hong Kong (Cost $40,930,827)		31,669,027

Japan — 21.65%
AEON Mall Co., Ltd.	153,300	2,925,525
Daiwa House Industry Co., Ltd.	252,500	4,529,690
Mitsubishi Estate Co., Ltd.	351,300	7,906,853
Mitsui Fudosan Co., Ltd.	278,900	8,543,101
Nomura Real Estate Holdings, Inc.	201,600	3,463,090
Sumitomo Realty & Development Co., Ltd.	183,900	6,543,604
Tokyu Fudosan Holdings Corp.	223,100	1,529,712

Total Japan (Cost $43,725,077)		35,441,575

Singapore — 9.52%
CapitaLand, Ltd.	1,498,000	3,757,623
City Developments, Ltd.	542,200	4,088,707
Hongkong Land Holdings, Ltd.	667,800	4,541,040
Keppel Land, Ltd.	366,800	1,006,349
Wing Tai Holdings, Ltd.	1,580,860	2,187,205

Total Singapore (Cost $19,639,417)		15,580,924

Spain — 1.82%
Melia Hotels International, SA	288,675	2,984,357

Total Spain (Cost $5,061,785)		2,984,357

Sweden — 1.27%
Castellum AB	136,401	2,075,503

Total Sweden (Cost $1,825,153)		2,075,503

See Accompanying Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. International Property Fund

Schedule of Investments (continued)

September 30, 2014

(unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Thailand — 1.86%
Central Pattana pcl - Foreign Line	2,120,000	$3,040,247

Total Thailand (Cost $743,509)		3,040,247

United Kingdom — 3.76%
Capital & Counties Properties plc	422,200	2,249,771
Urban & Civic plc*	1,031,928	3,906,220

Total United Kingdom (Cost $6,313,311)		6,155,991

Total Common Stocks (Cost $128,593,072)		101,310,812

REAL ESTATE INVESTMENT TRUSTS (REITS) – 32.99%

Australia — 10.47%
CFS Retail Property Trust	1,652,728	2,886,855
GPT Group	1,049,480	3,556,033
Mirvac Group	1,441,059	2,170,156
Scentre Group*	984,000	2,825,853
Stockland	1,648,391	5,700,829

Total Australia (Cost $18,744,986)		17,139,726

France — 4.33%
ICADE	51,827	4,370,794
Klepierre	61,981	2,714,159

Total France (Cost $8,293,171)		7,084,953

Netherlands — 4.18%
Unibail-Rodamco SE	26,616	6,847,889

Total Netherlands (Cost $6,573,058)		6,847,889

Spain — 1.04%
Merlin Properties Socimi SA*	133,500	1,694,612

Total Spain (Cost $1,822,078)		1,694,612

United Kingdom — 12.97%
Derwent London plc	104,960	4,646,928
Great Portland Estates plc	437,561	4,536,277
Hammerson plc	485,600	4,522,610
Land Securities Group plc	383,000	6,451,115
Shaftesbury plc	97,832	1,080,855

Total United Kingdom (Cost $17,523,176)		21,237,785

Total Real Estate Investment Trusts (REITS) (Cost $52,956,469)		54,004,965

WARRANTS – 0.16%
Sun Hung Kai Properties, Ltd. strike price @ HKD 98.60, Expires 04/22/16*	162,014	270,828

Total Warrants (Cost $ — )		270,828

See Accompanying Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. International Property Fund

Schedule of Investments (continued)

September 30, 2014

(unaudited)

	Shares	Value

SHORT TERM INVESTMENT (UNITED STATES) – 4.33%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class	7,094,028	$7,094,028

Total Short Term Investment (United States) (Cost $7,094,028)		7,094,028

Total Investments — 99.37% (Cost $188,643,569)		162,680,633
Other Assets In Excess Of Liabilities — 0.63%		1,024,645

Net Assets — 100.00%		$163,705,278

*	Denotes non-income producing security.

HKD	Hong Kong Dollar

Sector Diversification	% of Net Assets	Value
Real Estate	83.68%	$136,982,942
Consumer Cyclicals	11.36%	18,603,663
Short-Term Investment	4.33%	7,094,028

Total Investments	99.37%	162,680,633
Other Assets In Excess Of Liabilities	0.63%	1,024,645

Net Assets	100.00%	$163,705,278

See Accompanying Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. Global Property Fund

Schedule of Investments

September 30, 2014

(unaudited)

	Shares	Value

COMMON STOCKS – 34.15%

Hong Kong — 10.67%
China Overseas Land & Investment, Ltd.	1,823,168	$4,691,256
China Resources Land, Ltd.	566,900	1,168,136
Guangzhou R&F Properties Co., Ltd., H Shares	1,256,100	1,269,874
Hang Lung Properties, Ltd.	1,968,900	5,603,803
Hysan Development Co., Ltd.	1,858,836	8,594,141
Kerry Properties, Ltd.	1,728,523	5,810,087
Lifestyle International Holdings, Ltd.	4,007,400	7,534,987
Lifestyle Properties Development, Ltd.*	371,070	64,514
Shangri-La Asia, Ltd.	2,914,550	4,324,052
Sun Hung Kai Properties, Ltd.	235,004	3,332,188

Total Hong Kong (Cost $37,986,178)		42,393,038

Japan — 10.77%
AEON Mall Co., Ltd.	367,400	7,011,335
Daiwa House Industry Co., Ltd.	556,400	9,981,463
Mitsubishi Estate Co., Ltd.	351,000	7,900,100
Mitsui Fudosan Co., Ltd.	460,200	14,096,575
Sumitomo Realty & Development Co., Ltd.	107,500	3,825,108

Total Japan (Cost $28,960,305)		42,814,581

Singapore — 6.07%
CapitaLand, Ltd.	2,301,950	5,774,273
City Developments, Ltd.	840,200	6,335,913
Hongkong Land Holdings, Ltd.	1,046,300	7,114,840
Keppel Land, Ltd.	1,284,600	3,524,418
Wing Tai Holdings, Ltd.	993,498	1,374,558

Total Singapore (Cost $19,480,914)		24,124,002

Spain — 1.34%
Melia Hotels International, SA	514,500	5,318,963

Total Spain (Cost $3,742,592)		5,318,963

Sweden — 1.14%
Castellum AB	297,000	4,519,207

Total Sweden (Cost $3,240,818)		4,519,207

Thailand — 1.25%
Central Pattana pcl - Foreign Line	3,474,000	4,981,989

Total Thailand (Cost $1,207,156)		4,981,989

United Kingdom — 0.84%
Capital & Counties Properties plc	625,746	3,334,404

Total United Kingdom (Cost $3,542,457)		3,334,404

See Accompanying Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. Global Property Fund

Schedule of Investments (continued)

September 30, 2014

(unaudited)

	Shares	Value

COMMON STOCKS (Continued)

United States — 2.07%
Starwood Hotels & Resorts Worldwide, Inc.	98,900	$8,229,469

Total United States (Cost $5,595,546)		8,229,469

Total Common Stocks (Cost $103,755,966)		135,715,653

REAL ESTATE INVESTMENT TRUSTS (REITS) – 64.76%

Australia — 4.39%
CFS Retail Property Trust	1,757,382	3,069,656
GPT Group	1,293,000	4,381,170
Scentre Group*	1,009,489	2,899,053
Stockland	2,055,334	7,108,209

Total Australia (Cost $16,163,291)		17,458,088

Canada — 2.69%
RioCan Real Estate Investment Trust	466,548	10,693,591

Total Canada (Cost $10,992,273)		10,693,591

France — 2.62%
ICADE	103,450	8,724,384
Klepierre	38,046	1,666,041

Total France (Cost $9,018,688)		10,390,425

Netherlands — 1.90%
Unibail-Rodamco SE	29,259	7,527,893

Total Netherlands (Cost $5,238,935)		7,527,893

Spain — 0.63%
Merlin Properties Socimi SA*	197,200	2,503,202

Total Spain (Cost $2,691,489)		2,503,202

United Kingdom — 7.65%
Derwent London plc	169,900	7,522,038
Great Portland Estates plc	765,720	7,938,363
Hammerson plc	489,800	4,561,727
Land Securities Group plc	444,300	7,483,630
Shaftesbury plc	263,100	2,906,746

Total United Kingdom (Cost $16,128,015)		30,412,504

United States — 44.88%
Alexandria Real Estate Equities, Inc.	134,800	9,941,500
American Campus Communities, Inc.	169,200	6,167,340
American Homes 4 Rent, Class A	269,700	4,555,233
Boston Properties, Inc.	131,500	15,222,440
Equity One, Inc.	230,800	4,992,204
Equity Residential	207,200	12,759,376

See Accompanying Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. Global Property Fund

Schedule of Investments (continued)

September 30, 2014

(unaudited)

	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) (Continued)

United States (Continued)
Essex Property Trust, Inc.	72,205	$12,906,644
Federal Realty Investment Trust	86,600	10,258,636
Health Care REIT, Inc.	153,400	9,567,558
Host Hotels & Resorts, Inc.	423,129	9,025,342
Macerich Co. (The)	87,200	5,565,976
Plum Creek Timber Co., Inc.	159,900	6,237,699
Prologis, Inc.	391,907	14,774,894
Simon Property Group, Inc.	162,557	26,727,622
Taubman Centers, Inc.	115,395	8,423,835
Ventas, Inc.	112,200	6,950,790
Vornado Realty Trust	125,100	12,504,996
Washington Prime Group, Inc.	101,178	1,768,591

Total United States (Cost $142,118,825)		178,350,676

Total Real Estate Investment Trusts (REITS) (Cost $202,351,516)		257,336,379

WARRANTS – 0.03%
Sun Hung Kai Properties, Ltd. strike price @ HKD 98.60, Expires 04/22/16*	77,959	130,319

Total Warrants (Cost $ — )		130,319

SHORT TERM INVESTMENT (UNITED STATES) – 0.46%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class	1,801,133	1,801,133

Total Short Term Investment (United States) (Cost $1,801,133)		1,801,133

Total Investments — 99.40% (Cost $307,908,615)		394,983,484
Other Assets In Excess Of Liabilities — 0.60%		2,398,395

Net Assets — 100.00%		$397,381,879

*	Denotes non-income producing security.

HKD	Hong Kong Dollar

Sector Diversification	% of Net Assets	Value
Real Estate	88.44%	$351,457,504
Consumer Cyclicals	10.50%	41,724,847
Short-Term Investment	0.46%	1,801,133

Total Investments	99.40%	394,983,484
Liabilities In Excess Of Other Assets	0.60%	2,398,395

Net Assets	100.00%	$397,381,879

See Accompanying Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

Notes to the Quarterly Schedule of Investments

September 30, 2014

(unaudited)

A. Significant Accounting Policies:

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are consistently followed by the Funds in preparation of their financial statements.

Security Valuation: Securities traded on a nationally recognized securities exchange will be valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Securities traded in any other U.S. or foreign market shall be valued in a manner as similar as possible to the above, or if not so traded, on the basis of the latest available bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Investments in other investment companies are valued at net asset value.

If market quotations are not readily available, or the price is not considered representative of market value, securities are valued at their fair value as determined in good faith by the Trust’s Price Valuation Committee under procedures adopted by the Trust’s Board of Trustees (The “Board”).

Most foreign markets close before the close of trading on the New York Stock Exchange (“NYSE”). If a Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the Fund’s share price, the Fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the Trust’s Price Valuation Committee, established by the Trust’s Board of Directors.

The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Funds are open. In deciding whether to make fair value adjustments, the Funds review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Funds could obtain if it were to sell the security at the time of the close of the NYSE and the difference could be significant.

The Board has delegated the fair valuation of each Fund’s portfolio securities to the Adviser using methods approved by the Trust’s Board. BNY Mellon Investment Servicing (US) Inc., which act as the Funds’ Sub-Administrator, is also responsible (in conjunction with oversight by the Adviser) for fair valuation of each Fund’s portfolio securities consistent with the Board approved methods. To assist with their responsibilities, the Adviser and/ or Sub-Administrator may utilize an outside pricing service approved by the Board.

Fair Value Measurements: The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Fair value is defined as the value that the portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in valuing the asset or liability. Observable inputs reflect the assumptions market participants would use in valuing the asset or liability based on market data obtained from sources independent of the portfolio. Unobservable inputs reflect the Fund Management’s own assumptions about the assumptions that market participants would use in valuing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level in the fair value hierarchy based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

●    Level 1 — quoted prices in active markets for identical investments

●    Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

E.I.I. REALTY SECURITIES TRUST

Notes to the Quarterly Schedule of Investments (continued)

September 30, 2014

(unaudited)

●    Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of September 30, 2014:

	Total		Level 2	Level 3
	Value at	Level 1	Significant	Significant
	September 30,	Quoted	Observable	Unobservable
E.I.I. REALTY SECURITIES FUND	2014	Price	Inputs	Inputs
Investments in Securities*	$17,342,715	$17,342,715	$—	$—

Total	$17,342,715	$17,342,715	$—	$—

	Total		Level 2	Level 3
	Value at	Level 1	Significant	Significant
	September 30,	Quoted	Observable	Unobservable
E.I.I. INTERNATIONAL PROPERTY FUND	2014	Price	Inputs	Inputs
Common Stock:
Hong Kong	$31,669,027	$27,093,718	$4,575,309	$—
All Other countries	69,641,785	69,641,785	—	—
Real Estate Investment Trusts	54,004,965	54,004,965	—	—
Warrants	270,828	270,828	—	—
Short-Term Investment	7,094,028	7,094,028	—	—

Total	$162,680,633	$158,105,324	$4,575,309	$—

	Total		Level 2	Level 3
	Value at	Level 1	Significant	Significant
	September 30,	Quoted	Observable	Unobservable
E.I.I. GLOBAL PROPERTY FUND	2014	Price	Inputs	Inputs
Common Stock:
Hong Kong	$42,393,038	$34,793,537	$7,599,501	$—
All other countries	93,322,615	93,322,615	—	—
Real Estate Investment Trusts	257,336,379	257,336,379	—	—
Warrants	130,319	130,319	—	—
Short-Term Investment	1,801,133	1,801,133	—	—

Total	$394,983,484	$387,383,983	$7,599,501	$—

* See Schedule of Investments for geographic and industry sector breakouts.

Transfers in and out of levels 1, 2 and 3 of the fair value hierarchy are recognized as of the beginning of the reporting period. Of the level 2 investments presented above, equity investments amounting to $4,575,309 and $7,599,501 for the E.I.I. International Property Fund and E.I.I. Global Property Fund, respectively, were considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued

E.I.I. REALTY SECURITIES TRUST

Notes to the Quarterly Schedule of Investments (continued)

September 30, 2014

(unaudited)

using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

Foreign Currency Translation: Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of valuation. Purchases and sales of securities, interest income and dividends received are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in securities.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate.

Security Transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statements and federal income tax purposes.

B. Tax Cost of Securities:

The aggregate cost, gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis at September 30, 2014 for each Fund were as follows:

Fund	Cost	Appreciation	(Depreciation)	Net
E.I.I. Realty Securities Fund	$14,188,412	$3,308,304	$(154,001)	$3,154,303
E.I.I. International Property Fund	188,643,569	13,250,374	(39,213,310)	(25,962,936)
E.I.I. Global Property Fund	307,908,615	99,450,821	(12,375,952)	87,074,869

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EII Realty Securities Trust

By (Signature and Title)*	/s/ Richard J. Adler
Richard J. Adler, Chief Executive Officer
(principal executive officer)

Date	November 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard J. Adler
Richard J. Adler, Chief Executive Officer
(principal executive officer)

Date	November 10, 2014

By (Signature and Title)*	/s/ Michael J. Meagher
Michael J. Meagher, Treasurer
(principal financial officer)

Date	November 10, 2014

*	Print the name and title of each signing officer under his or her signature.